Retirement Plans (Schedule Of Assumptions Used To Determine Net Periodic Benefit Cost) (Details)	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Retirement Plans
Discount rate	5.50%	6.20%	6.20%
Expected long-term rate of return on plan assets	6.80%	6.70%	7.20%
Rate of compensation increase	4.30%	4.30%	4.30%